SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [abstract]
Net income	$ 1,475	$ 2,429	$ 4,435	$ 6,205
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	535	328	761	616
Fair value changes	397	(377)	(1,383)	(2,471)
Depreciation and amortization	1,886	1,571	3,697	3,081
Deferred income taxes	(189)	301	236	490
Realized disposition gains in fair value changes or equity	152	488	520	2,212
Non-controlling interests in FFO	(2,857)	(3,140)	(5,270)	(5,712)
Total FFO	$ 1,399	$ 1,600	$ 2,996	$ 4,421